Note 13 - Stockholders' Equity	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
13.
STOCKHOLDERS’ EQUITY

Shares Authorized

The Company’s authorized number of shares of common stock is
150,000,000
,
and its authorized number of shares of preferred stock is
10,000,000
of which the Company has designated
50,000
shares of Series A Preferred Stock,
34,500
shares of Series C Preferred Stock,
100,000
shares of Series D Preferred Stock, and
200,000
shares of Series E Preferred Stock,
none
of which are outstanding at
September
30,
2016
and
2015.

Share Repurchase

In
August
2015,
the Company’s Board of Directors authorized the repurchase of up to
$2
million of the Company’s common stock. Share repurchases, if any, will be made using a variety of methods, which may
include open market purchases, privately negotiated transactions or block trades, or any combination of such methods, in accordance with applicable insider trading and other securities laws and regulations. The Company's Board did not stipulate an expiration date for this repurchase and the purchase decisions are at the discretion of the Company's management. During the years ended
September
30,
2016
and
2015,
the Company repurchased and retired
33,933
and
46,643
common shares at a cost of approximately
$86,000
and
$145,000,
respectively.

Restricted Stock Units

On
September
19,
2013,
the Company granted
186,545
restricted stock units (“RSU”) of which
115,775
RSU's were to employees and
70,770
RSU’s were to independent advisors, as per its
2013
Omnibus Incentive Plan. One RSU gives the right to
one
share of the Company’s common stock. The vesting rate is
1/3
upon grant date and
1/3
each of the next
two
years thereafter provided the grantee has been continuously employed by the Company.

There were no grants of restricted stock units in
2016.

During the years ended
September
30,
2016
and
2015,
the Company recorded stock based compensation expense of
$9,000
and
$199,000,
respectively, related to RSU’s. At
September
30,
2016,
all compensation expense associated with the grant of restricted stock units has been recognized.

A summary of the Company's non - vested restricted stock units for the years ended
September
30,
2016
and
2015
are as follows:

		Shares	Weighted Average Grant Due Fair Value *
Non-vested restricted stock units at October 1, 2014	**	62,124	$253,000

Vested		(55,670)	199,000
Forfeited		(2,120)	5,000
Non-Vested restricted stock units at September 30, 2015	**	4,334	9,000

Vested		(4,334)	9,000
Non-vested restricted stock units at September 30, 2016		-	$-

*For independent advisors, the weighted average grant date fair value is calculated as the weighted average vesting date fair value, or if not vested the value at the balance sheet date.

** Includes
4,334
restricted stock units previously not reported.

Stock Options

The Company’s stock option plans provide for the granting of stock options to certain key employees, directors and investment executives. Generally, options outstanding under the Company’s stock option plan are granted at prices equal to or above the market value of the stock on the date of grant, vest either immediately or ratably over up to five
years, and expire
five
years subsequent to award.

The following option activity occurred under our plan during the years ended
September
30,
2016
and
2015:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant-Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2014	1,224,000	$6.40	$1.70	4.69	$104,000
Granted	180,000	5.50	2.14	7.73
Forfeited or expired	(34,000)	5.00	2.30
Outstanding at September 30, 2015	1,370,000	6.34	1.80	4.12
Forfeited or expired	(148,500)	4.93	6.48
Outstanding at September 30, 2016	1,221,500	6.51	1.22	3.31
Vested and exercisable at September 30, 2016	1,221,500	$6.51	$1.22	3.31	$-

During fiscal
2016
and
2015
the Company recognized compensation expense of
$202,000
and
$391,000,
respectively, related to stock options. As of
September
30,
2016,
all compensation expense associated with the grants of stock options has been recognized.

There were
no
grants of stock options in
2016.
The grant date fair value of options granted during the year ended
September
30,
2015
was
$385,000.
The fair value of each option award granted in
2015
was estimated on the date of grant using the Black - Scholes option pricing model using the following weighted - average assumptions:

2015
Dividend yield	0.00%
Expected volatility	87.16%
Risk-free interest rate	1.29%
Expected life (in years)	4.50

Warrants

The following tables summarize information about warrant activity during
2016
and
2015
(not including the warrants discussed in Note
18):

	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term
Outstanding at September 30, 2014	89,676	$5.00	1.73
Forfeited or expired	(45,089)	$5.00
Outstanding at September 30, 2015	44,587	$5.00	1.26
Forfeited or expired	(21,558)	$5.00
Outstanding and exercisable at September 30, 2016	23,029	$5.00	0.75